Subsequent Events (Details) - Subsequent Events [Member]						1 Months Ended
	Aug. 15, 2018 USD ($)	Aug. 15, 2018 SGD ($)	Aug. 15, 2018 AUD ($)	Jul. 12, 2018 USD ($) $ / shares shares	Jul. 05, 2018 USD ($)	Aug. 20, 2018 USD ($)	Aug. 20, 2018 SGD ($)
Subsequent Events (Textual)
Aggregate of restricted shares | shares				671,469
RSUs terms				RSUs granted to key employees and directors generally have a term of three years, but are subject to earlier termination in connection with termination of continuous service to the Company. RSUs are valid for a period of 10 years from July 12, 2018 to July 11, 2028. RSUs vest 33% per year over a three-year period, with the first 33% vesting on the grant date.
Weighted-average fair value per share | $ / shares				$ 12.22
Total fair value of the RSUs granted				$ 8,200,000
CLPS Beijing [Member]
Subsequent Events (Textual)
Purchase price					$ 600,000
Percentage of total interest acquired					30.00%
CLPS AU [Member]
Subsequent Events (Textual)
Purchase price	$ 100,000		$ 200,000
Percentage of total interest acquired	100.00%	100.00%	100.00%
CLPS SG [Member]
Subsequent Events (Textual)
Purchase price	$ 600,000	$ 850,000				$ 420,000	$ 576,000
Percentage of total interest acquired	100.00%	100.00%	100.00%			80.00%	80.00%